EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Gain or loss on equity instruments	R$ 0
Balance	R$ 87,820	R$ 87,820
Common shares
EQUITY
Balance (in shares)	2,290,164	2,290,164
Preferred shares
EQUITY
Balance (in shares)	983	983
Treasury shares
EQUITY
Balance (in shares)	2,291,147
Treasury shares | Common shares
EQUITY
Balance (in shares)	2,290,164
Treasury shares | Preferred shares
EQUITY
Balance (in shares)	983